Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Basic earnings per common share
Net income attributable to common shareholders	[1]	$ 1,756	$ 1,943	$ 2,067	$ 5,765	$ 5,705
Weighted average number of common shares outstanding	[1]	1,230	1,223	1,199	1,222	1,194
Basic earnings per common share	[1],[2]	$ 1.43	$ 1.59	$ 1.72	$ 4.72	$ 4.78
Diluted earnings per common share
Net income attributable to common shareholders	[1]	$ 1,756	$ 1,943	$ 2,067	$ 5,765	$ 5,705
Dilutive impact of share-based payment options and others	[1],[3]	(15)	(15)	2	(46)	(25)
Net income attributable to common shareholders (diluted)	[1]	$ 1,741	$ 1,928	$ 2,069	$ 5,719	$ 5,680
Weighted average number of common shares outstanding	[1]	1,230	1,223	1,199	1,222	1,194
Dilutive impact of share-based payment options and others	[1],[3]	5	5	15	6	7
Weighted average number of diluted common shares outstanding	[1]	1,235	1,228	1,214	1,228	1,201
Diluted earnings per common share	[1],[2]	$ 1.41	$ 1.57	$ 1.7	$ 4.66	$ 4.73

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Earnings per share calculations are based on full dollar and share amounts.
[3]	Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.